Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt and Other Financing Arrangements
(in thousands) December 31,
	2015	2014
Industrial revenue bonds:
0.17% to 0.42%, variable, due from 2015 to 2040	$1,010,600	$1,026,935
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 4.0%, due 2023	500,000	500,000
Notes, 6.40%, due 2037	650,000	650,000
Notes, 5.20%, due 2043	500,000	500,000

	4,360,600	4,376,935
Less current maturities	—	(16,335)

Total long-term debt due after one year	$4,360,600	$4,360,600